UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                   Form 13F/A

                              Form 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                                ------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rubicon Fund Management LLP
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Address:   103 Mount Street
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           London, England
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           W1K2TJ
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Form 13F File Number:   028-11742
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Horace Joseph Leitch, III
           --------------------------------------------------
Title:     Authorized Person
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Phone:     44 207 074 4200
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Horace Joseph Leitch, III       London, England       May 30, 2006
------------------------------   ---------------------   ---------------
         [Signature]                 [City, State]           [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F/A SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     6
                                                -------------

Form 13F Information Table Entry Total:               19
                                                -------------

Form 13F Information Table Value Total:             112,521
                                                -------------
                                                (in thousands)


List of Other Included Managers:
1. Rubicon Fund Management Ltd.         028-11747
2. Brewer, Paul Anthony                 028-11750
3. Brummette, Jeffrey Eugene            028-11751
4. Callanan, William Francis            028-11752
5. Gadkari, Vilas                       028-11754
6. Leitch, Horace Joseph III            028-11758



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                                                    FORM 13F/A INFORMATION TABLE

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


              COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------  --------------- ---------- --------  ----------------- --------  --------- --------------------------
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------------  --------------- ---------- --------  -------- --- ---- --------  --------- -------- -------- --------

AMERADA HESS CORP                  COM       023551104    9,777     70,000  SH       DEFINED   1,2,3,4,5,6         70,000
AMERICAN COMMERCIAL LINES        COM NEW     025195207    4,916    105,000  SH       DEFINED   1,2,3,4,5,6        105,000
BEMA GOLD CORP                     COM       08135F107   12,435  2,800,600  SH       DEFINED   1,2,3,4,5,6      2,800,600
DIOMED HOLDINGS INC              COM NEW     25454R207    2,007    872,500  SH       DEFINED   1,2,3,4,5,6        872,500
ENDEAVOUR INTL CORP                COM       29259G101        3        900  SH       DEFINED   1,2,3,4,5,6            900
GENERAL MTRS CORP                  COM       370442105   10,701    523,000  SH  PUT  DEFINED   1,2,3,4,5,6        523,000
GEOGLOBAL RESOURCES INC            COM       37249T109    4,749    488,344  SH       DEFINED   1,2,3,4,5,6        488,344
HARKEN ENERGY CORP               COM NEW     412552309    3,080  4,430,949  SH       DEFINED   1,2,3,4,5,6      4,430,949
MINRAD INTL INC                    COM       60443P103    5,160  2,000,000  SH       DEFINED   1,2,3,4,5,6      2,000,000
MOBILE TELESYSTEMS OJSC       SPONSORED ADR  607409109      308      9,300  SH       DEFINED   1,2,3,4,5,6          9,300
NATIONAL OILWELL VARCO INC         COM       637071101   12,960    200,000  SH       DEFINED   1,2,3,4,5,6        200,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT  678002106    3,663     25,000  SH       DEFINED   1,2,3,4,5,6         25,000
RYERSON INC                        COM       78375P107       16        600  SH       DEFINED   1,2,3,4,5,6            600
STILLWATER MNG CO                  COM       86074Q102       13        800  SH       DEFINED   1,2,3,4,5,6            800
TITANIUM METALS CORP             COM NEW     888339207    9,634    200,000  SH       DEFINED   1,2,3,4,5,6        200,000
TRANSOCEAN INC                     ORD       G90078109   16,036    200,000  SH       DEFINED   1,2,3,4,5,6        200,000
VALERO ENERGY CORP NEW             COM       91913Y100   12,447    210,000  SH       DEFINED   1,2,3,4,5,6        210,000
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR  68370R109      303      7,100  SH       DEFINED   1,2,3,4,5,6          7,100
WORKSTREAM INC                     COM       981402100    4,313  2,500,000  SH       DEFINED   1,2,3,4,5,6      2,500,000

